SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended
	December 31,	December 31,
	2025	2024
Revenue by geographical region:
Australia	$966	$-
Brazil	4,501	1,116
Mexico	3,280	2,987
USA	2,992	1,779
Total revenue	$11,739	$5,882

Disclosure of detailed information about non-current assets [Table Text Block]
	As at
	December 31,	December 31,
	2025	2024
Non-current assets by geographical region:
Argentina	$41,711	$41,711
Australia	6,974	7,010
Brazil	15,067	15,811
Canada	40,303	37,866
Chile	62,419	62,765
Mexico	48,875	49,902
USA	39,781	40,240
Other	304	416
Total non-current assets	$255,434	$255,721